LOANS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2015
LOANS RECEIVABLE [Abstract]
Summary of loans receivable
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Current
Secured
-Entrusted loans	17,413	16,108
-Mortgage loans	11,943	19,765
	29,356	35,873
Unsecured loans	50,285	212,672
Less: Allowances for doubtful debts	-	(4,252)

	79,641	244,293

Non-current
Secured
-Mortgage loans	41	1,583
	41	1,583
Unsecured loans	1,968	40,265
Less: Allowances for doubtful debts	-	(878)

	2,009	40,970

Movement in allowance for doubtful accounts of loans receivable
	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Movement in allowance for doubtful accounts:
Balance at beginning of period	-	-
Additional provision charged to expenses	-	5,130
Direct write-downs charged against the allowance	-	-

Foreign currency translation adjustments	-	-

Balance at end of period	-	5,130